Stock Purchases Rights, Stock Options and Warrants - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		2 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	May 15, 2014	Sep. 15, 2014	Jan. 26, 2015	Jan. 01, 2015	May 12, 2014	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested and outstanding	1,203,091		1,203,091		56,634	57,041							57,041
Options to purchase common stock to employees and contractors	1,146,457		1,146,457
Exercise price of common stock to employees and contractors	$ 20.00
Stock options, contractual life	10 years
Warrants outstanding	6,039		6,039		686,417	690,947							695,477
Exchange of warrants to common shares			29,809
Expected life of awards	5 years		5 years
Risk-free interest rate	1.66%		1.66%
Expected volatility	47.00%		47.00%
Expected dividend yield	0.00%		0.00%
Non-cash compensation expense attributable to stock awards	$ 1,404,202	$ 19,764	$ 4,680,802	$ 59,292	$ 79,057	$ 82,438
Unrecognized compensation cost related to non-vested share options granted	6,800,000		6,800,000		79,057
Intrinsic value of options outstanding	330,000		330,000		326,012	326,012
Intrinsic value of options exercisable	305,000		305,000		264,269	264,269
Warrants expiry period			2016-06		2016-01
Conversion ratio			One-for-one basis
Issuable warrants to purchase					153,551
Warrants outstanding	1,203,091		1,203,091
Weighted Average Exercise Price	$ 19.96		$ 19.96
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock to employees and contractors							965,750
Exercise price of common stock to employees and contractors							$ 20.00
PDV Spectrum Holding Company, LLC [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from investments, value								10,000,000
PDV Spectrum Holding Company, LLC [Member] | Common Class B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from investments, value									10,000,000
Proceeds from investment, shares									500,000
Sale of stock, price per share									$ 20.00
PDV Spectrum Holding Company, LLC [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage									100.00%
Preferred Stock Series AA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion			(748,722)
Warrants outstanding	661,581		661,581
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon conversion			748,722
Exchange of warrants to common shares			29,809
Common Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from investment, shares										11,925,000
Common Stock [Member] | PDV Spectrum Holding Company, LLC [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from investment, shares										500,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					$ 13.25
Warrants outstanding					686,417	661,581
Weighted Average Exercise Price					$ 30.80
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price						$ 29.80
First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting for stock granted to employees	25.00%
Fourth Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting for stock granted to employees	25.00%
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested and outstanding	74,134		74,134
Common stock authorized and reserved for issuance	1,200,000		1,200,000
Percentage of increase in number of shares of common stock issued and outstanding			5.00%
Number of shares reserved for issuance, description			The number of shares reserved for issuance under the 2014 Stock Plan automatically increased on January 1, 2015 and will continue to automatically increase each subsequent anniversary through January 1, 2024 by an amount equal to the smaller of 5% of the number of shares of common stock issued and outstanding on the immediately preceding December 31 or a lesser amount determined by the Board of Directors.
Stock issued during period			1,750
2014 Stock Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for issuance												1,200,000
Common stock, issued											623,651
Stock issued during period												82,054
2010 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested and outstanding					8,336
Stock issued during period			82,054
2010 Stock Plan [Member] | Preferred Stock Series AA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for issuance					116,748
Common Stock available for issuance					21,682	21,682
2010 Stock Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for issuance					21,148
Common Stock available for issuance					21,148	21,148
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense related shares issued, shares			83,804
Stock compensation expense related shares issued, value			$ 1,676,080
Restricted stock units, vested			128,001
Restricted Stock Units [Member] | Preferred Stock Series AA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, vested					44,197	301
Restricted stock units, granted					44,197	301
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period of recognition of unrecognized compensation cost			3 years 4 months 24 days		1 year
Warrants outstanding					56,634
Weighted Average Exercise Price					$ 19.38